Accounts payable and accrued expenses (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Accounts Payable And Accrued Expenses Details
Accounts payable	$ 18,668	$ 21,921
Payable for assets acquired (Note 12)	123,675	121,125
Accrued Interest	1,940	49,453
Deferred revenue	25,558	29,122
Accrued liabilities	9,206	9,000
Total	$ 179,525	$ 230,621